EARNINGS PER SHARE (Details 1) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	1,157,112	29,176
RSUs [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	710,045	29,176
Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Anti-dilutive shares excluded from computation of diluted net loss per share attributable to common stockholders	447,067	0